Derivative Liabilities (Details) - Schedule of Derivative Liabilities Measured at Fair Value on a Recurring Basis - USD ($)	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities - Beginning	$ 2,446,091	$ 1,499,334		$ 1,494,200	$ 1,484,889		$ 1,494,200
Fair value - mark to market adjustment	57,052		$ (7,968)	5,134	22,495	1,001
Derivative liabilities - Ending	2,174,194	2,446,091	2,446,091	1,499,334	1,507,384	1,484,889	2,174,194	1,507,384	1,494,200
Fair value - mark to market adjustment prior to conversion or reclassification	(149,542)								10,312
Conversion of convertible promissory notes	(1,457,801)						(1,457,801)
Reclassification of warrants to equity	(838,748)						838,748
Recognition of contingent milestone liability	2,117,142						2,117,142
Fair value - commitment date		954,725				1,483,888			1,483,888
Bridge Shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities - Beginning	1,528,426	839,254		834,352	824,351		834,352
Fair value - mark to market adjustment			8,896	4,902	1,352	664
Derivative liabilities - Ending		1,528,426	1,528,426	839,254	825,703	824,351		825,703	834,352
Fair value - mark to market adjustment prior to conversion or reclassification	(105,790)								10,665
Conversion of convertible promissory notes	(1,422,636)						(1,422,636)
Reclassification of warrants to equity
Recognition of contingent milestone liability
Fair value - commitment date		680,276				823,687			823,687
Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities - Beginning	837,293	579,853		578,164	567,939		578,164
Fair value - mark to market adjustment			(17,009)	1,689	25,869	2,932
Derivative liabilities - Ending		837,293	837,293	579,853	593,808	567,939		593,808	578,164
Fair value - mark to market adjustment prior to conversion or reclassification	1,455								13,157
Conversion of convertible promissory notes
Reclassification of warrants to equity	(838,748)
Recognition of contingent milestone liability
Fair value - commitment date		274,449				565,007			565,007
Convertible Notes Payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities - Beginning	80,372	80,227		81,684	92,599		81,684
Fair value - mark to market adjustment			145	(1,457)	(4,726)	(2,595)
Derivative liabilities - Ending		80,372	80,372	80,227	$ 87,873	92,599		$ 87,873	81,684
Fair value - mark to market adjustment prior to conversion or reclassification	(45,207)								(13,510)
Conversion of convertible promissory notes	(35,165)						(35,165)
Reclassification of warrants to equity
Recognition of contingent milestone liability
Fair value - commitment date						$ 95,194			95,194
Contingent Milestone Payment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities - Beginning
Fair value - mark to market adjustment	57,052
Derivative liabilities - Ending	2,174,194						2,174,194
Fair value - mark to market adjustment prior to conversion or reclassification
Conversion of convertible promissory notes
Reclassification of warrants to equity
Recognition of contingent milestone liability	$ 2,117,142						$ 2,117,142
Fair value - commitment date